Others - Summary of Information on Assets and Liabilities Denominated in Foreign Currencies whose Values Materially Affected by Exchange Rate Fluctuations (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($) ExchangeRate	Dec. 31, 2018 USD ($) ExchangeRate	Dec. 31, 2018 AUD ($) ExchangeRate	Dec. 31, 2017 TWD ($) ExchangeRate	Dec. 31, 2017 USD ($) ExchangeRate	Dec. 31, 2017 AUD ($) ExchangeRate
Others [Line Items]
Exchange rate of NT to $1.00	30.61
USD : NTD | Financial Liabilities Monetary Items
Others [Line Items]
Foreign currency amount financial liabilities		$ 17,886			$ 741
Exchange rate of NT to $1.00 | ExchangeRate	30.715	30.715	30.715	29.76	29.76	29.76
Foreign currency amount financial liabilities book value	$ 549,368,000	$ 17,947		$ 22,052,000
USD : NTD | Financial Assets Monetary Items
Others [Line Items]
Foreign currency amount financial assets		$ 29,333			$ 575
Exchange rate of NT to $1.00 | ExchangeRate	30.715	30.715	30.715	29.76	29.76	29.76
Foreign currency amount financial assets book value	$ 919,392,000	$ 30,036		$ 17,112,000
USD : NTD | Non Monetary Items
Others [Line Items]
Foreign currency amount non-monetary items		$ 1,529			$ 1,437
Exchange rate of NT to $1.00 | ExchangeRate	30.715	30.715	30.715	29.76	29.76	29.76
Foreign currency amount non-monetary items book value	$ 46,963,000	$ 1,534		$ 42,762,000
AUD : NTD | Financial Liabilities Monetary Items
Others [Line Items]
Foreign currency amount financial liabilities			$ 2,544			$ 1,466
Exchange rate of NT to $1.00 | ExchangeRate	21.665	21.665	21.665	23.71	23.71	23.71
Foreign currency amount financial liabilities book value	$ 55,116,000	$ 1,801		$ 34,752,000
AUD : NTD | Non Monetary Items
Others [Line Items]
Foreign currency amount non-monetary items			$ 1,754			$ 1,084
Exchange rate of NT to $1.00 | ExchangeRate	21.665	21.665	21.665	23.71	23.71	23.71
Foreign currency amount non-monetary items book value	$ 38,000,000	$ 1,241		$ 25,135,000